Segment Geographical area data (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	$ 7,030	$ 2,760	$ 3,766
Sales and other income	6,642	5,402	3,954
Geographic Areas Long Lived Assets [Abstract]
Long-Lived Assets by area	8,554	8,391	7,904
South Africa [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	2,596	899	1,395
Geographic Areas Long Lived Assets [Abstract]
Long-Lived Assets by area	2,360	2,701	2,393
Continental Africa [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	2,529	1,043	1,243
Geographic Areas Long Lived Assets [Abstract]
Long-Lived Assets by area	3,544	3,437	3,405
Australasia [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	389	208	308
Geographic Areas Long Lived Assets [Abstract]
Long-Lived Assets by area	441	373	342
Americas [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	1,499	573	691
Geographic Areas Long Lived Assets [Abstract]
Long-Lived Assets by area	2,088	1,808	1,678
Other Areas [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Total revenues	17	37	129
Geographic Areas Long Lived Assets [Abstract]
Long-Lived Assets by area	121	72	86
Significant Reconciling Items [Member]
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Less: Equity method investments included above	(388)	(333)	(355)
Plus/less: Loss/(gain) on realized non-hedge derivatives included above	$ 0	$ 2,975	$ 543